FINANCING AND LOANS RECEIVABLE - Additional Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financing and loans receivable [line items]
Total provision	R$ 929,640	R$ 155,822
Total provisioned as allowance for the estimated credit loss	2,542,341	2,700,212	R$ 1,668,710	R$ 2,635,209
Loans and receivables
Disclosure of financing and loans receivable [line items]
Total provision	363,583	3,277
Total provisioned as allowance for the estimated credit loss	1,751,923	R$ 758,278	1,388,340	R$ 755,002
Amazonas Energia
Disclosure of financing and loans receivable [line items]
Total provisioned as allowance for the estimated credit loss	929,640		R$ 886,257
Amazonas Energia | Loans and receivables
Disclosure of financing and loans receivable [line items]
Total provision	359,621
Total provisioned as allowance for the estimated credit loss	R$ 1,615,382